Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions
Schedule of material related party transactions

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Purchase of goods	155,093	213,350	340,365
Purchase of services	1,475	1,001	317,921
Purchase of logistic services	137,088	—	—
Provision of services	1,773	1,825	6,300